FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     Variable Account B - American International Life
                              Assurance Company of New York

          File Number         811-4865-1

          Registrant CIK Number:  0000805749

Report as of the end of semiannual period:  /  /    (a)
                          or fiscal year: 12/31/00    (b)
           Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): Y Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1.A)  Registrant Name:  Variable Account B - American International Life
                        Assurance Company of New York
   B)  File Number:  811-4865-1
   C)  Telephone Number:  (212) 770-7000
2.A)  Street:  80 Pine Street
   B)  City:  New York   C)  State:  NY  D)  Zip Code:  10005  Zip Ext.:
   E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N)   N
4. Is this the last filing on this form by the Registrant? (Y or N)    N
5. Is Registrant a small business investment company (SBIC) ? (Y or N) N
6. Is Registrant a unit investment trust (UIT) ? (Y or N)              Y

UNIT INVESTMENT TRUSTS
For period ending:  12/31/00
File Number:  811-4865-1

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______ $ 95

UNIT INVESTMENT TRUSTS
For period ending:  12/31/00
File Number:  811-4865-1

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of                  Total Assets                   Total Income
                                     Series                   ($000's omitted)                Distributions
                                    Investing                                                ($000's omitted)
A.   U.S. Treasury
       direct issue                __________                   __________                      __________

B.   U.S. Government
       agency                      __________                   __________                      __________

C.   State and municipal
       tax-free                    __________                   __________                      __________

D.   Public utility debt           __________                   __________                      __________

E.   Brokers or dealers
       debt or debt of
       brokers' or dealers'
       parent                      __________                   __________                      __________

F.   All other corporate
      intermed. & long-term
      debt                         __________                   __________                      __________

G.   All other corporate
       short-term debt             __________                   __________                      __________

H.   Equity securities of
       brokers or dealers
       or parents of
       brokers or dealers          __________                   __________                      __________

I.   Investment company
     equity securities             __________                   __________                      __________

J.   All other equity
     securities                            13                       $7,404                           $ 535
                                   ----------                   ----------                      ----------
K.   Other securities              __________                   __________                      __________

L.   Total assets of all
      series of
      registrant                          13                        $7,404                           $ 535
                                   ----------                   ----------                      ----------

UNIT INVESTMENT TRUSTS

For period ending:  12/31/00
File Number:  811-4865-1

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 62